Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties and Affiliates

NOTE 17 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: In August 2019, Navios Partners extended the duration of its Management Agreement with the Manager until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party.

Following the completion of the merger with Navios Containers, the fleet of Navios Containers is included in Navios Partners’ owned fleet and continued to be operated by the Manager pursuant to the terms of the Navios Containers’ management agreement with the Manager (the “NMCI Management Agreement”).

Following the completion of the merger with Navios Acquisition, the fleet of Navios Acquisition is included in Navios Partners’ owned fleet and continued to be operated by Tankers Manager pursuant to the terms of Navios Acquisition’s management agreement with Tankers Manager (the “NNA Management Agreement” and together with the Management Agreement and the NMCI Management Agreement, the “Management Agreements”).

The Managers provided commercial and technical management services to Navios Partners’ vessels: (i) until December 31, 2021 vessel operating expenses were fixed for a daily fee of: (a) $4.35 per Ultra-Handymax Vessel; (b) $4.45 per Panamax Vessel; (c) $5.41 per Capesize Vessel; (d) $6.1 per Containership of TEU 1,300 up to 3,400; (e) $6.22 per Containership of TEU 3,450 up to 4,999; (f) $6.9 per Containership of TEU 6,800; (g) $7.78 per Containership of TEU 8,000 up to 9,999; (h) $8.27 per Containership of TEU 10,000 up to 11,999; (i) $6.83 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.23 per LR1 product tanker vessel; and (k) $9.65 per VLCC; (ii) until December 31, 2022 vessel operating expenses were fixed for a daily fee of: (a) $4.48 per Ultra-Handymax Vessel; (b) $4.58 per Panamax Vessel; (c) $5.57 per Capesize Vessel; (d) $6.28 per Containership of TEU 1,300 up to 3,400; (e) $6.40 per Containership of TEU 3,450 up to 4,999; (f) $7.11 per Containership of TEU 6,800; (g) $8.01 per Containership of TEU 8,000 up to 9,999; (h) $8.52 per Containership of TEU 10,000 up to 11,999; (i) $7.03 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.44 per LR1 product tanker vessel; and (k) $9.94 per VLCC; (iii) until December 31, 2023 vessel operating expenses were fixed for a daily fee of: (a) $4.62 per Ultra-Handymax Vessel; (b) $4.72 per Panamax Vessel; (c) $5.74 per Capesize Vessel; (d) $6.47 per Containership of TEU 1,300 up to 3,400; (e) $6.59 per Containership of TEU 3,450 up to 4,999; (f) $7.32 per Containership of TEU 5,000 up to 6,800; (g) $8.25 per Containership of TEU 8,000 up to 9,999; (h) $8.77 per Containership of TEU 10,000 up to 11,999; (i) $7.24 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.67 per LR1 product tanker vessel; and (k) $10.24 per VLCC.

The Management Agreements also provide for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% of the fixed daily fee after January 1, 2022 for the remaining period unless agreed otherwise.

Pursuant to the acquisition of the 36-vessel drybulk fleet from Navios Holdings, which includes time charter-in vessels, Navios Partners and the Manager, on July 25, 2022, amended the Management Agreement to include a technical and commercial management fee of $0.025 per time charter-in vessel per day.

The Management Agreements also provide for payment of a termination fee, equal to the fixed daily fees and other fees charged for the full calendar year preceding the termination date in the event the agreements are terminated on or before its term.

Drydocking expenses are reimbursed at cost for all vessels.

During the years ended December 31, 2023, 2022 and 2021, certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements under the Company's Management Agreements, amounted to $57,166, $18,901 and $11,408, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows. During the years ended December 31, 2023, 2022 and 2021, additional remuneration in accordance with the Company's Management Agreements amounted to $4,730, $3,479 and $2,159, respectively, related to superintendent attendances and claims preparation and are presented under the captions of “Direct vessel expenses” in the Consolidated Statements of Operations, “Vessels, net”, “Deferred dry dock and special survey costs, net” and “Prepaid expenses and other current assets” in the Consolidated Balance Sheets.

During the years ended December 31, 2023, 2022 and 2021, certain extraordinary crewing fees and costs amounted to $3,047, $11,262 and $5,811, respectively, and are presented under the caption of “Direct vessel expenses” in the Consolidated Statements of Operations.

During the year ended December 31, 2021, certain extraordinary fees and costs related to Covid-19 measures, including crew related expenses, amounted to $2,034 and are presented under the caption of “Other expense” in the Consolidated Statements of Operations.

Total vessel operating expenses for each of the years ended December 31, 2023, 2022 and 2021 amounted to $331,653, $312,022 and $191,449, respectively.

General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the Administrative Services Agreement, which provide for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager until January 1, 2025, to be automatically renewed for another five years. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the Administrative Services Agreement is terminated on or before its term. During the years ended December 31, 2023 and 2022, allocable general and administrative costs recorded under the caption “Deposits for vessels acquisitions” amounted to $7,425 and $4,132, respectively, (see Note 2(j) – Summary of significant accounting policies).

Total general and administrative expenses charged by the Manager for each of the years ended December 31, 2023, 2022 and 2021 amounted to $59,946, $50,190 and $28,805, respectively.

Balance due from/ (to) related parties: Balance due from related parties long term as of December 31, 2023 and December 31, 2022 amounted to $39,570 and $41,403, respectively Balance due to related parties, short-term as of December 31, 2023 and December 31, 2022 amounted to $32,026 and $104,751, respectively. The balances mainly consisted of administrative expenses, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as fixed vessel operating expenses, in accordance with the Management Agreements.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

During the fourth quarter of 2023, the Company completed the sale of four inactive entities (previously vessel-owning entities) to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, in consideration of nominal par value for the outstanding stock.

In October 2023, Navios Partners agreed to charter-out to its affiliate Navios South American Logistics Inc. the Navios Vega, following her modification to a transhipper vessel, for a period of five years at a rate of $25.8 net per day. This transaction was negotiated with, and unanimously approved by, the conflicts committee of Navios Partners. The vessel was delivered during the first quarter of 2024.

General partner: Olympos Maritime Ltd., an entity affiliated to our Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.

Acquisition of vessels:

2022

On July 26, 2022, the Company entered into a share purchase agreement to acquire a 36-vessel drybulk fleet for a purchase price of $835,000 including the assumption of bank liabilities, bareboat obligations and finance lease obligations, subject to debt and working capital adjustments, from Navios Holdings. On July 29, 2022, 15 of the 36 vessels were delivered to Navios Partners. On September 8, 2022, the remaining 21 vessels were delivered to Navios Partners.

2021

On July 9, 2021, Navios Partners acquired the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $30,003 (including $3 capitalized expenses).

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000.

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $28,567 (including $67 capitalized expenses).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500.

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012-built Kamsarmax vessel of 81,355 dwt, and the Navios Centaurus, a 2012-built Kamsarmax vessel of 81,472 dwt, from Navios Holdings, for an acquisition cost of $39,320 (including $70 capitalized expenses), including working capital balances of $(5,766).